Employment benefit plan - Defined Benefit Plan (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Unfunded liability
Current	₨ 21,883	₨ 24,869
Non-current	54,939	75,510
Unfunded liability recognized in statement of financial position	76,822	100,379
Funded asset
Funded asset	1,898	6,339
Funded Asset
Funded asset
Funded asset	1,898	6,339
Prepayment and other assets - Non-Current
Funded asset
Funded asset	1,898	6,339
Present value of obligation
Present value of obligation and assets
Beginning of the year	127,630	115,708
Interest cost	7,636	6,977
Current service cost	19,887	20,166
Actuarial loss on obligation - economic assumptions	(18,683)	489
Actuarial loss on obligation - demographic assumptions	17	4,506
Actuarial loss on obligation - experience assumptions	(7,017)
Benefits paid	(29,593)	(20,216)
End of the year	99,877	127,630
Fair value of plan assets
Present value of obligation and assets
Beginning of the year	27,251	36,534
Employer contributions	156	2,270
Benefits paid	(5,944)	(4,751)
Divestiture		(8,588)
Earnings on assets	1,880	2,568
Actuarial loss on plan assets	(288)	(781)
End of the year	₨ 23,055	₨ 27,251